SHARE-BASED COMPENSATION - Schedule of RSUs Outstanding (Details) - RSUs shares in Thousands	12 Months Ended
Dec. 31, 2024 $ / shares shares
Number of RSUs outstanding
Beginning balance (in shares) | shares	6,862
Granted (in shares) | shares	5,061
Vested and settled (in shares) | shares	(2,271)
Forfeited (in shares) | shares	(725)
Ending balance (in shares) | shares	8,927
Weighted-average fair value
Beginning balance (in USD per share) | $ / shares	$ 2.91
Granted (in USD per share) | $ / shares	1.40
Vested and settled (in USD per share) | $ / shares	2.82
Forfeited (in USD per share) | $ / shares	2.18
Ending balance (in USD per share) | $ / shares	$ 2.14